Contingent Payment - Summary of Contingent Payment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment, Beginning of Year	$ 206
Initial Recognition on Acquisition (Note 9)		$ 361
Re-measurement	50	(138)
Liabilities Settled or Payable	(124)	(17)
Contingent Payment, End of Year	132	206
Less: Current Portion	15	38
Long-Term Portion	$ 117	$ 168